Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Common Share
The Company calculates basic and diluted earnings per share as follows:

		For the six-month periods ended June 30,
	2025		2026
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	24,050,420	24,050,420	62,779,787	62,779,787
Less: Cumulative dividends on Series A Preferred Shares	(870,492)	(870,492)	(870,492)	(870,492)
Less: Undistributed earnings allocated to non-vested shares	(869,583)	(837,909)	(1,041,668)	(1,041,668)

Net income attributable to common shareholders	22,310,345	22,342,019	60,867,627	60,867,627

Denominator
Weighted average number of shares outstanding, basic	33,107,097	33,107,097	45,338,067	45,338,067

Options to purchase common shares	—	140,727	—	223,526
Warrants	—	1,159,549	—	2,313,080
Effect of dilutive shares	—	1,300,276	—	2,536,606

Weighted average number of shares outstanding, diluted	—	34,407,373	—	47,874,673

Earnings per share	0.67	0.65	1.34	1.27